Notes Payable and Convertible Notes Payable - Schedule of Interest Expense and Amortization of Debt Discount (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest Expense	$ 156,619	$ 13,370
Amortization of Debt Discount	288,631	68,453
Total	445,250	81,823
February 2019 Note [Member]
Debt Instrument [Line Items]
Interest Expense
Amortization of Debt Discount	3,840	6,000
Total	3,840	6,000
April 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Interest Expense	13,970	13,370
Amortization of Debt Discount	5,842	17,142
Total	19,812	30,512
July 2019 Note [Member]
Debt Instrument [Line Items]
Interest Expense	53,342
Amortization of Debt Discount	44,704	43,836
Total	98,046	43,836
December 2019 Note [Member]
Debt Instrument [Line Items]
Interest Expense
Amortization of Debt Discount	1,427	1,475
Total	1,427	1,475
February 2020 Note [Member]
Debt Instrument [Line Items]
Interest Expense	2,545
Amortization of Debt Discount	50,912
Total	53,457
Alpha Note [Member]
Debt Instrument [Line Items]
Interest Expense	86,762
Amortization of Debt Discount	181,906
Total	$ 268,668